Employee Benefit Plan, Risk and Uncertainty - EBP 039	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Risk and Uncertainty [Line Items]
EBP, Risk and Uncertainty	Investment Risk and Concentration
The Plan and its participants invest in various investment securities. Investment securities are exposed to various risks such as interest rate, market volatility and credit risks. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
A significant decline in the market value of Clearwater Paper's stock would significantly affect the net assets available for benefits. Included in investments at December 31, 2025 and 2024, are shares of Clearwater Paper Corporation common stock amounting to 1.67% and 1.96% of total investments, respectively.

EBP, Risk and Uncertainty, Concentration of Investment at Fair Value to Net Assets, Percentage	1.67%	1.96%